Listing Transaction-Related Expenses	12 Months Ended
Dec. 31, 2018
Payment of Financing and Stock Issuance Costs [Abstract]
Listing Transaction-related Expenses

NOTE 14: LISTING TRANSACTION-RELATED EXPENSES

Listing transaction-related expenses for the year ended December 31, 2018 amounted to $4,990 and related to expenses incurred in connection with the Company’s listing on the Nasdaq Global Select Market.